Capital Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Normal Course Issuer Bids

The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	Maximum	2015		2014
	number	Shares	Cash	Shares	Cash
	of shares	purchased	amount	purchased	amount
2013 Bid	40,000,000	—	$—	30,271,428	$1,525
2014 Bid	40,000,000	8,166,514	388	4,798,376	241
2015 Bid	40,000,000	2,585,970	113	—	—

		10,752,484	$501	35,069,804	$1,766

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 3, 2016 were exercised or converted:

Common Shares	401,643,203
Stock options [note 20]	9,117,224

410,760,427